Other Assets (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Line Items]
Raw land	$ 49,246,634	$ 51,274,462	$ 49,965,418
Other intangibles, net	415,182	455,632	536,533
Total other assets	5,451,230	5,745,982	5,895,991
Other Assets [Member]
Other Assets [Line Items]
Deferred rent receivable	2,920,529	2,950,034	2,097,623
Raw land	900,000	900,000	900,000
Prepaid expenses, deposits and other	648,904	564,983	758,173
Accounts receivable, net	250,241	558,959	683,446
Notes receivable	$ 316,374	$ 316,374	$ 920,216